Acquisitions and Divestitures (Details Textual) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended						1 Months Ended	0 Months Ended	12 Months Ended									1 Months Ended			12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended
	Jul. 11, 2012	Aug. 31, 2011 acre	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 08, 2011	Jun. 04, 2010	Dec. 31, 2009	Sep. 18, 2012 Ector Country, Texas [Member]	Oct. 11, 2011 Louisiana [Member]	Dec. 31, 2012 Louisiana [Member]	Oct. 11, 2012 Louisiana [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Minimum [Member]	Apr. 08, 2011 Cash Consideration [Member]	Jun. 30, 2011 Other Properties Acquired [Member]	Jun. 30, 2010 Other Properties Acquired [Member]	May 28, 2010 Other Properties Acquired [Member]	May 01, 2010 Other Properties Acquired [Member]	May 31, 2012 Predecessor [Member]	Nov. 30, 2011 Predecessor [Member] acre	Aug. 31, 2011 Predecessor [Member] acre	Dec. 31, 2011 Predecessor [Member] acre	Dec. 31, 2010 Predecessor [Member]	May 31, 2011 Predecessor [Member]	May 28, 2010 Predecessor [Member]	Aug. 03, 2010 Predecessor [Member] Other Properties Acquired [Member]	Mar. 29, 2010 Predecessor [Member] Other Properties Acquired [Member]	May 31, 2012 Third Party [Member]	Dec. 31, 2012 Goodrich Acquisition [Member]	Sep. 28, 2012 Goodrich Acquisition [Member]	Dec. 31, 2012 Menemsha Acquisition [Member]	Jul. 13, 2012 Menemsha Acquisition [Member]	Dec. 31, 2011 BP America Production Company [Member]	Dec. 31, 2012 General and administrative expenses [Member]	Dec. 31, 2011 General and administrative expenses [Member]	Dec. 31, 2011 Other Expense [Member]	Dec. 31, 2010 Other Expense [Member]	Sep. 09, 2010 Kerry Acquisition [Member]	Dec. 31, 2011 Carthage Properties [Member]	Dec. 31, 2012 Undisclosed Seller Acquisition [Member]	May 01, 2012 Undisclosed Seller Acquisition [Member]	Jan. 28, 2010 Moxa Arch Acquisition [Member]	Dec. 31, 2009 Moxa Arch Acquisition [Member]	Dec. 23, 2010 Young Acquisition [Member]	Dec. 16, 2010 Tanos April & December Acquisitions [Member]	Apr. 30, 2010 Tanos April & December Acquisitions [Member]	Dec. 31, 2010 Tanos April & December Acquisitions [Member]
Business Acquisition [Line Items]
Net Purchase price									$ 14,119,000									$ 2,250,000	$ 65,900,000	$ 2,600,000	$ 14,100,000						$ 12,900,000	$ 5,800,000	$ 6,500,000	$ 8,200,000	$ 36,500,000		$ 90,400,000
Date of acquisition					Jan. 01, 2012	Jan. 01, 2011																				Jan. 01, 2010						Sep. 28, 2012										Apr. 08, 2011	May 01, 2012
Net acres exchanged																									10,700
Business combination consideration transferred																	302,000,000
Net book value of net acres exchanged																									5,200,000
Cash consideration prior to closing adjustments																						5,800,000			20,000,000
Oil and gas properties						90,351,000	6,000,000	307,185,000	15,397,000																								91,187,000		75,114,000	82,600,000					19,844,000			36,865,000	63,584,000		27,810,000			79,105,000
Acquisition of working interests, royalty interests and net revenue interests																																			74,700,000
Fair value allocated to asset retirement obligations assumed						4,178,000		3,653,000																									161,000		408,000	1,200,000					316,000			321,000	700,000		966,000			2,630,000
Fair value allocated to deferred tax liabilities																																				600,000
Fair value allocated to accrued liabilities																																				500,000
Predecessor recorded gain																									62,200,000
Revenue recorded in statement of operations																																4,600,000		4,900,000		8,300,000						46,200,000	4,800,000
Earnings recorded in statement of operations																																2,000,000		900,000		2,300,000						32,200,000	1,200,000
Deep acreage rights sold options																							9,000	9,000
Acquisition-related costs							900,000																														4,100,000	2,100,000	1,000,000	900,000
Gross amounts incurred															1,500,000	1,000,000
Sale of a portion of oil and gas assets	26,100,000										4,700,000
Acquisition of oil and natural gas properties					150,700,000	85,800,000																																			19,500,000				62,900,000		26,800,000	66,500,000	10,500,000
Acquisition deposit paid																																														6,500,000
Sale of interests in oil and gas properties														40,100,000
Payment Received of Sale of Interest on Oil and Gas Properties					38,125,000							38,100,000
Recognized gain related to acquisition													6,300,000
Gain on sale in connections with deep acreage rights	7,600,000	800,000		400,000							2,200,000
Acquisitions and Divestitures (Textual) [Abstract]
Sale of deep acreage rights		4,200
Proceeds from the sale of oil and gas properties		2,000,000	1,400,000		34,521,000	3,333,000	2,143,000
Settlement received related to a property							1,200,000
Reduction in purchase price							500,000
Remediation costs							1,000,000
Anticipated cost to remediate						968,000	1,450,000
Anticipated remediation cost on accrued liability			1,051,000		1,051,000	1,747,000	1,450,000
Prepaid assets									450,000
Costs in Environmental accrued liability incurred					1,000,000
Accrued environmental			$ 623,000		$ 623,000	$ 779,000